UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

811-10401
Investment Company Act file number:

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414)-765-6115
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2019

Date of reporting period:   November 30, 2018

Item 1. Schedule of Investments.

Performance Trust Strategic Bond Fund
Schedule of Investments
November 30, 2018 (Unaudited)
	Principal
	Amount	Value
ASSET BACKED SECURITY - 0.31%
Honda Auto Receivables Owner Trust
2018-3, 3.070%, 11/21/2024	$5,500,000	$5,485,172
TOTAL ASSET BACKED SECURITY (Cost $5,498,464)		5,485,172

COLLATERALIZED LOAN OBLIGATIONS - 2.22%
Ares XXVII CLO Ltd.
2013-2A, 4.909% (3 Month LIBOR USD + 2.400%), 07/28/2029 (a)(b)	1,750,000	1,753,888
BlueMountain CLO Ltd.
2015-1A, 6.186% (3 Month LIBOR USD + 3.750%), 04/13/2027 (a)(b)	2,000,000	2,002,278
2018-1A, 4.220% (3 Month LIBOR USD + 1.700%), 07/30/2030 (a)(b)	4,000,000	4,006,328
2014-2A, 4.219% (3 Month LIBOR USD + 1.750%), 10/20/2030 (a)(b)	5,000,000	5,013,495
2018-2A, 3.959% (3 Month LIBOR USD + 1.700%), 08/15/2031 (a)(b)	5,000,000	5,007,855
Chenango Park CLO Ltd.
2018-1A, 3.986% (3 Month LIBOR USD + 1.550%), 04/15/2030 (a)(b)	7,000,000	6,911,415
Goldentree Loan Management US CLO 3 Ltd.
2018-3A, 4.430%, 04/20/2030 (b)	2,500,000	2,467,832
Goldentree Loan Opportunities XII Ltd.
2016-12A, 4.375%, 07/21/2030 (b)	3,750,000	3,686,389
LCM XIV LP
14A, 4.049% (3 Month LIBOR USD + 1.580%), 07/20/2031 (a)(b)	3,500,000	3,461,504
LCM XVI LP
16A, 0.000% (3 Month LIBOR USD + 1.750%), 10/15/2031 (a)(b)	4,000,000	4,000,000
Neuberger Berman CLO XIV Ltd.
2013-14A, 3.720%, 01/28/2030 (b)	500,000	474,616
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $38,993,075)		38,785,600

CORPORATE BONDS - 7.47%
Banks - 0.29%
Royal Bank of Canada
3.700%, 10/05/2023	5,000,000	4,981,033
Administrative and Support Services - 0.25%
Automatic Data Processing, Inc.
3.375%, 09/15/2025	3,500,000	3,456,356
Northwell Healthcare, Inc.
3.391%, 11/01/2027	1,000,000	945,123
Beverage and Tobacco Product Manufacturing - 0.38%
Coca-Cola Co.
2.875%, 10/27/2025	7,000,000	6,649,941
Chemical Manufacturing - 0.30%
Johnson & Johnson
2.450%, 03/01/2026	5,665,000	5,247,501
Computer and Electronic Product Manufacturing - 0.36%
Apple, Inc.
2.850%, 05/11/2024	6,472,000	6,238,112
Credit Intermediation and Related Activities - 1.76%
Bank of NT Butterfield & Son Ltd.
5.250% to 06/01/2023 then 3 Month LIBOR USD + 2.255%, 06/01/2028 (a)(c)	3,000,000	2,984,805
Canadian Imperial Bank of Commerce
3.500%, 09/13/2023 (c)	5,000,000	4,953,846
CIT Group, Inc.
4.750%, 02/16/2024	3,000,000	2,938,140

First Commonwealth Bank
4.875% to 06/01/2023 then 3 Month LIBOR USD + 1.845%, 06/01/2028 (a)	1,000,000	990,718
First National of Nebraska, Inc.
4.375% to 04/01/2023 then 3 Month LIBOR USD + 1.600%, 04/01/2028 (a)(b)	3,000,000	2,973,158
Fulton Financial Corp.
3.600%, 03/16/2022	1,000,000	982,961
John Deere Capital Corp.
2.650%, 06/24/2024	7,000,000	6,630,463
MB Financial Bank NA
4.000% to 12/01/2022 then 3 Month LIBOR USD + 1.873%, 12/01/2027 (a)	3,000,000	2,968,567
Renasant Corp.
8.500%, 06/27/2024 (b)	2,000,000	2,087,195
Sterling Bancorp.
3.500%, 06/08/2020	2,250,000	2,237,385
Towne Bank
4.500% to 07/30/2022 then 3 Month LIBOR USD + 2.550%, 07/30/2027 (a)	1,000,000	989,859
Fabricated Metal Product Manufacturing - 0.28%
Unilever Capital Corp.
3.250%, 03/07/2024	5,000,000	4,914,527
General Merchandise Stores - 0.34%
Walmart, Inc.
2.650%, 12/15/2024	6,192,000	5,902,100
Hospitals - 0.39%
Advocate Health & Hospitals Corp.
3.829%, 08/15/2028	1,000,000	1,003,426
Baptist Health South Florida, Inc.
4.590%, 08/15/2021	645,000	664,705
Catholic Health Initiatives
2.950%, 11/01/2022	4,815,000	4,647,861
Memorial Health Services
3.496%, 05/01/2022	575,000	568,506
Management of Companies and Enterprises - 0.48%
Bryn Mawr Bank Corp.
4.250% to 12/15/2022 then 3 Month LIBOR USD + 2.050%, 12/15/2027 (a)	3,500,000	3,414,643
Cadence BanCorp
4.875%, 06/28/2019 (b)	5,000,000	5,002,264
Publishing Industries (except Internet) - 0.94%
Microsoft Corp.
2.875%, 02/06/2024	8,140,000	7,906,367
Oracle Corp.
2.950%, 05/15/2025	8,877,000	8,446,299
Real Estate - 0.58%
Enterprise Community Loan Fund, Inc.
3.685%, 11/01/2023	5,000,000	5,010,758
4.152%, 11/01/2028	5,000,000	5,037,260
Rental and Leasing Services - 0.73%
Toyota Motor Credit Corp.
3.450%, 09/20/2023	5,000,000	4,953,011
3.400%, 04/14/2025	8,000,000	7,851,675
Utilities - 0.39%
Oglethorpe Power Corp.
6.191%, 01/01/2031 (b)	6,000,000	6,782,630
TOTAL CORPORATE BONDS (Cost $131,536,852)		130,361,195

NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 31.45%
ACE Securities Corp. Home Equity Loan Trust
2006-ASP4, 2.475% (1 Month LIBOR USD + 0.160%), 08/25/2036 (a)	1,265,262	1,256,666
Adjustable Rate Mortgage Trust
2005-3, 3.879%, 07/25/2035 (d)	1,062,099	1,045,765

Alternative Loan Trust
2004-28CB, 5.000%, 01/25/2020	723,659	728,366
2006-J3, 5.750%, 05/25/2026	617,586	516,189
2004-27CB, 6.000%, 12/25/2034	420,560	417,095
2004-28CB, 6.000%, 01/25/2035	716,814	716,242
2005-6CB, 5.750%, 04/25/2035	3,962,566	3,907,375
2005-6CB, 7.500%, 04/25/2035	447,215	468,978
2005-21CB, 5.250%, 06/25/2035	5,359,859	4,959,440
2005-21CB, 5.500%, 06/25/2035	824,150	772,559
2005-21CB, 6.000%, 06/25/2035	3,389,612	3,257,770
2005-20CB, 5.500%, 07/25/2035	2,443,494	2,300,303
2005-43, 4.674%, 09/25/2035 (d)	545,159	525,923
2005-63, 4.111%, 11/25/2035 (d)	1,787,354	1,624,338
2005-52CB, 5.500%, 11/25/2035	45,052	41,815
2005-52CB, 5.500%, 11/25/2035	85,735	79,575
2005-52CB, 5.500%, 11/25/2035	188,405	174,868
2005-54CB, 5.500%, 11/25/2035	1,111,183	919,324
2005-J13, 5.500%, 11/25/2035	649,516	584,484
2005-65CB, 0.000%, 12/25/2035 (e)	1,447,823	927,497
2005-65CB, 5.500%, 01/25/2036	211,058	195,787
2005-73CB, 5.750%, 01/25/2036	439,470	355,448
2005-86CB, 5.500%, 02/25/2036	1,681,886	1,486,232
2005-86CB, 5.500%, 02/25/2036	239,812	209,810
2006-6CB, 5.500%, 05/25/2036	205,641	190,877
2006-12CB, 5.750% (1 Month LIBOR USD + 5.750%), 05/25/2036 (a)	859,791	688,691
2006-16CB, 6.000%, 06/25/2036	233,159	195,719
2006-24CB, 5.750%, 08/1/2036	416,866	349,527
2006-19CB, 2.715% (1 Month LIBOR USD + 0.400%), 08/25/2036 (a)	1,150,278	811,276
2006-19CB, 6.000%, 08/25/2036	240,714	199,968
2006-19CB, 6.000% (1 Month LIBOR USD + 1.000%), 08/25/2036 (a)	1,729,102	1,436,415
2006-26CB, 6.250%, 09/25/2036	7,688,286	6,170,617
2006-32CB, 5.500%, 11/25/2036	281,885	229,222
2006-31CB, 6.000%, 11/25/2036	108,545	92,505
2006-32CB, 6.000%, 11/25/2036	4,359,830	3,705,210
2006-32CB, 6.000%, 11/25/2036	1,419,088	1,206,015
2006-39CB, 6.000%, 01/25/2037	4,925,611	4,824,652
2006-41CB, 6.000%, 01/25/2037	881,407	740,207
2007-4CB, 5.750%, 04/25/2037	2,492,514	2,321,573
2007-8CB, 6.000%, 05/25/2037	857,687	748,073
2008-2R, 6.000%, 08/25/2037 (d)	10,061,509	7,784,809
American Home Mortgage Investment Trust
2006-2, 6.750%, 06/25/2036 (f)	2,883,972	1,047,509
Banc of America Alternative Loan Trust
2005-1, 5.250%, 02/25/2035	3,210,722	2,949,775
2005-2, 5.500%, 03/25/2035	767,743	759,663
2005-5, 5.500%, 06/25/2035	274,981	258,159
2005-5, 6.000%, 06/25/2035	1,286,371	1,251,125
2005-11, 5.750%, 12/25/2035	183,762	166,060
2005-12, 5.750%, 01/25/2036	565,314	500,677
2006-1, 6.500%, 02/25/2036	3,627,271	3,473,410
2006-3, 6.000%, 04/25/2036	5,905,674	5,796,728
2006-3, 6.000%, 04/25/2036	283,375	284,206
2006-9, 2.715% (1 Month LIBOR USD + 0.400%), 01/25/2037 (a)	1,863,148	1,522,439
2006-9, 6.000%, 01/25/2037	411,069	390,685
2006-4, 6.500%, 05/25/2046	2,010,686	2,043,098
2006-5, 6.000%, 06/25/2046	519,745	478,265
Banc of America Funding Trust
2003-3, 5.500%, 10/25/2033	442,105	450,837
2004-1, 6.000%, 02/25/2034	1,400,944	1,501,773

2004-1, 6.000%, 03/25/2034	7,996,970	8,673,282
2007-4, 5.500%, 11/25/2034	975,245	969,222
2005-3, 5.500%, 06/25/2035	162,712	167,364
2005-4, 5.500%, 08/25/2035	82,291	84,782
2005-5, 5.500%, 09/25/2035	473,472	498,494
2005-5, 5.500%, 09/25/2035	3,895,547	4,084,252
2005-7, 5.750%, 11/25/2035	65,207	66,759
2005-7, 6.000%, 11/25/2035	324,354	327,554
2006-B, 3.603%, 03/20/2036 (d)	1,384,800	1,282,937
2006-I, 4.175%, 12/20/2036 (d)	1,499,998	1,513,928
2006-5, 5.750%, 09/25/2036	928,847	862,889
2006-7, 6.000%, 09/25/2036	1,518,262	1,440,074
2006-I, 4.175%, 12/20/2036 (d)	8,623,386	8,868,839
2007-1, 6.189%, 01/25/2037 (f)	1,394,119	1,321,119
2007-2, 2.370% (1 Month LIBOR USD + 0.060%), 03/25/2037 (a)	939,688	773,416
2007-3, 2.745% (1 Month LIBOR USD + 0.430%), 04/25/2037 (a)	1,848,989	1,543,383
2007-5, 5.500%, 07/25/2037	2,596,609	2,261,556
2006-J, 4.225%, 01/20/2047 (d)	346,036	330,431
Banc of America Mortgage Trust
2005-A, 3.686%, 02/25/2035 (d)	1,341,351	1,335,387
BCAP LLC Trust
2007-AA2, 7.500%, 04/25/2037 (d)	442,762	403,233
Bear Stearns ALT-A Trust
2006-6, 3.970%, 11/25/2036 (d)	716,606	639,202
Bear Stearns ARM Trust
2004-12, 3.671%, 02/25/2035 (d)	284,101	273,128
Bear Stearns Asset Backed Securities I Trust
2005-AC5, 3.315% (1 Month LIBOR USD + 1.000%), 08/25/2035 (a)	902,316	768,258
2006-AC4, 2.565% (1 Month LIBOR USD + 0.250%), 07/25/2036 (a)	7,003,529	6,058,585
2006-AC4, 23.553% (1 Month LIBOR USD + 33.583%), 07/25/2036 (a)	1,616,436	2,320,456
Chase Mortgage Finance Trust
2005-S3, 5.500%, 11/25/2035	12,309,978	11,823,513
2005-A1, 4.093%, 12/25/2035 (d)	1,884,966	1,841,086
2006-S4, 6.000%, 12/25/2036	1,216,484	972,861
2006-S4, 6.000%, 12/25/2036	965,526	778,137
2007-S3, 5.750%, 05/25/2037	1,009,565	752,615
2007-S3, 6.000%, 05/25/2037	2,309,416	1,793,537
Chaseflex Trust
2005-1, 5.500%, 02/25/2035	764,706	752,733
CHL Mortgage Pass-Through Trust
2005-20, 5.250%, 12/25/2027	48,564	44,598
2003-44, 5.000%, 10/25/2033	666,000	681,614
2004-4, 5.500%, 05/25/2034	827,929	821,290
2004-21, 4.000%, 11/25/2034	1,728,764	1,707,938
2004-J9, 5.500%, 01/25/2035	878,848	880,371
2004-HYB5, 4.539%, 04/20/2035 (d)	1,339,727	1,350,997
2005-HYB2, 3.731%, 05/20/2035 (d)	2,133,311	2,149,040
2005-J3, 5.500%, 09/25/2035	240,589	233,080
2005-27, 5.500%, 12/25/2035	462,257	382,360
2005-30, 5.500%, 01/25/2036	97,461	89,736
2005-HY10, 3.520%, 02/20/2036 (d)	142,777	122,313
2005-HY10, 4.005%, 02/20/2036 (d)	638,134	597,492
2006-J1, 6.000%, 02/25/2036	41,185	31,492
2006-6, 6.000%, 04/25/2036	1,118,769	923,527
2006-J4, 6.250%, 09/25/2036	170,320	130,601
2006-16, 6.500%, 11/25/2036	929,629	713,572
2006-18, 6.000%, 12/25/2036	220,337	189,281
2006-21, 6.000%, 02/25/2037	1,240,194	1,077,510
2007-5, 5.500%, 05/25/2037	1,508,167	1,254,466

2007-5, 5.750%, 05/25/2037	9,719,696	8,215,327
2007-5, 5.750%, 05/25/2037	1,114,732	942,199
2007-5, 5.750%, 05/25/2037	1,054,429	891,230
2007-J2, 6.000%, 07/25/2037	291,566	205,463
2007-HY6, 3.996%, 11/25/2037 (d)	770,602	679,582
2007-HY5, 4.529%, 09/25/2047 (d)	670,332	651,639
Citicorp Mortgage Securities Trust
2006-3, 5.500%, 06/25/2021	112,702	105,488
2007-4, 5.500%, 05/25/2022	159,279	160,137
2006-1, 6.000%, 02/25/2036	275,129	275,410
2006-3, 5.750%, 06/25/2036	625,956	623,260
2007-3, 5.500%, 04/25/2037	330,034	326,387
2007-3, 6.000%, 04/25/2037	1,362,266	1,328,647
Citigroup Mortgage Loan Trust
2004-2, 9.250%, 08/25/2033 (b)	83,943	90,287
2005-WF1, 5.830%, 11/25/2034 (f)	2,742,380	2,719,833
2005-1, 3.552%, 04/25/2035 (d)	871,766	856,348
2005-2, 3.898%, 05/25/2035 (d)	1,275,465	1,280,878
2005-7, 4.122%, 09/25/2035 (d)	1,279,988	1,174,059
2006-WF1, 4.955%, 03/25/2036 (f)	624,634	419,895
2006-AR7, 4.369%, 11/25/2036 (d)	3,444,001	3,168,673
2007-6, 2.078%, 10/25/2046 (d)	659,512	588,114
CitiMortgage Alternative Loan Trust
2007-A4, 5.500%, 04/25/2022	31,452	31,527
2006-A2, 2.915% (1 Month LIBOR USD + 0.600%), 05/25/2036 (a)	849,002	765,871
2006-A4, 6.000%, 09/25/2036	1,908,222	1,858,652
2007-A1, 6.000%, 01/25/2037	2,150,723	2,009,045
2007-A1, 6.000%, 01/25/2037	1,059,453	989,662
Credit Suisse First Boston Mortgage Securities Corp.
2005-8, 7.000%, 09/25/2035	3,083,088	2,473,996
CSFB Mortgage-Backed Pass-Through Certificates
2004-8, 5.500%, 12/25/2034	769,960	727,344
2005-3, 5.500%, 07/25/2035	899,656	896,609
2005-10, 5.500%, 11/25/2035	701,788	671,592
2005-10, 5.500%, 11/25/2035	3,014,394	2,884,789
2005-10, 6.000%, 11/25/2035	424,287	228,006
CSMC Mortgage-Backed Trust
2007-5, 5.000%, 10/25/2024	21,601	21,828
2007-5, 6.000%, 10/25/2024	910,330	841,665
2006-CF1, 5.000%, 11/25/2035 (b)(f)	2,565,000	2,439,306
2006-1, 5.500%, 02/25/2036	543,502	532,084
2006-1, 5.500%, 02/25/2036	89,916	90,091
2011-13R, 3.950%, 02/27/2036 (b)(d)	5,444,499	5,135,768
2006-2, 5.750%, 03/25/2036	1,179,404	1,099,039
2006-2, 6.000%, 03/25/2036	2,909,311	2,077,252
2006-4, 6.000%, 05/25/2036	444,946	385,038
2006-4, 7.000%, 05/25/2036	582,755	264,695
2006-7, 6.000%, 08/25/2036	844,086	845,008
2007-2, 5.750%, 03/25/2037	280,603	236,667
2007-3, 5.500%, 04/25/2037	832,024	814,615
2007-3, 5.500%, 04/25/2037	1,234,855	1,209,018
Deutsche Alt-A Securities Mortgage Loan Trust
2005-3, 2.815% (1 Month LIBOR USD + 0.500%), 05/25/2035 (a)	2,482,744	2,348,090
2005-6, 5.500%, 12/25/2035	2,919,976	2,728,470
Deutsche Alt-B Securities Mortgage Loan Trust
2006-AB4, 2.415% (1 Month LIBOR USD + 0.100%), 10/25/2036 (a)	941,202	731,650
DFC HEL Trust
2001-1, 3.957% (1 Month LIBOR USD + 1.650%), 08/15/2031 (a)	2,147,198	2,135,708
Equity One Mortgage Pass-Through Trust

2003-1, 4.860%, 08/25/2033 (d)	2,001,926	2,035,588
2003-3, 4.868%, 12/25/2033 (d)	1,318,929	1,323,996
First Horizon Alternative Mortgage Securities Trust
2005-FA10, 5.250%, 12/25/2020	43,160	41,233
2005-FA11, 5.250%, 02/25/2021	38,050	37,738
2006-FA6, 5.750%, 11/25/2021	23,400	22,738
2004-AA6, 3.930%, 01/25/2035 (d)	643,659	643,582
2005-AA7, 4.113%, 09/25/2035 (d)	2,711,358	2,605,070
2005-FA8, 5.500%, 11/25/2035	470,407	408,707
2006-FA1, 5.750%, 04/25/2036	2,552,147	1,943,731
2006-FA1, 6.000%, 04/25/2036	685,110	530,697
2006-FA2, 6.000%, 05/25/2036	2,837,010	2,180,796
2006-FA2, 6.000%, 05/25/2036	1,540,967	1,184,534
2006-FA3, 6.000%, 07/25/2036	9,528,593	7,756,715
2006-FA5, 6.250%, 08/25/2036	3,906,256	2,949,018
2006-FA5, 6.250%, 08/25/2036	2,477,049	1,870,042
2006-FA6, 6.000%, 11/25/2036	1,479,627	970,191
2006-FA6, 6.250%, 11/25/2036	1,875,517	1,291,157
2006-FA6, 6.250%, 11/25/2036	9,318,722	7,036,484
2007-FA4, 6.250%, 08/25/2037 (d)	2,984,700	2,327,979
First Horizon Mortgage Pass-Through Trust
2006-AR4, 4.048%, 01/25/2037 (d)	975,639	882,596
2007-AR1, 4.024%, 05/25/2037 (d)	755,442	613,709
2007-AR2, 4.478%, 08/25/2037 (d)	7,087,986	5,813,616
GMACM Mortgage Loan Trust
2004-J2, 5.500%, 06/25/2034	79,628	78,558
2005-AR6, 4.106%, 11/19/2035 (d)	700,534	675,608
GSAA Home Equity Trust
2005-1, 5.760%, 11/25/2034 (f)	2,000,000	2,009,704
2005-12, 5.069%, 09/25/2035 (d)	40,257	34,907
2006-6, 6.121%, 03/25/2036 (f)	85,120	40,669
2006-15, 6.192%, 09/25/2036 (f)	2,322,152	1,097,090
2006-18, 5.682%, 11/25/2036 (f)	2,193,645	997,375
2007-7, 2.495% (1 Month LIBOR USD + 0.180%), 07/25/2037 (a)	2,922,291	2,774,145
GSR Mortgage Loan Trust
2005-4F, 6.500%, 04/25/2020	63,940	65,331
2004-15F, 6.000%, 12/25/2034	3,460,909	3,496,456
2005-1F, 6.000%, 01/25/2035	33,751	34,233
2005-AR4, 4.272%, 07/25/2035 (d)	627,908	586,406
2005-6F, 5.250%, 07/25/2035	318,183	331,393
2005-7F, 6.000%, 09/25/2035	49,653	52,090
2005-AR5, 4.348%, 10/25/2035 (d)	900,033	907,430
2005-AR7, 4.485%, 11/25/2035 (d)	472,187	477,067
2006-2F, 5.750%, 02/25/2036	1,015,549	970,956
HarborView Mortgage Loan Trust
2006-6, 4.139%, 08/19/2036 (d)	975,803	905,231
HomeBanc Mortgage Trust
2006-1, 3.257%, 04/25/2037 (d)	575,079	537,178
Impac CMB Trust
2005-5, 2.815% (1 Month LIBOR USD + 0.500%), 08/25/2035 (a)	1,155,559	1,122,964
Impac Secured Assets CMN Owner Trust
2004-2, 4.107%, 08/25/2034 (f)	1,102,614	1,103,966
IndyMac IMSC Mortgage Loan Trust
2007-AR1, 3.719%, 06/25/2037 (d)	597,579	506,187
IndyMac INDA Mortgage Loan Trust
2007-AR1, 3.732%, 03/25/2037 (d)	677,824	656,579
IndyMac INDX Mortgage Loan Trust
2005-AR3, 3.947%, 04/25/2035 (d)	1,673,896	1,644,260
2005-AR23, 3.757%, 11/25/2035 (d)	1,892,574	1,739,561

2005-AR35, 3.574%, 02/25/2036 (d)	1,670,343	1,412,482
2006-AR3, 3.726%, 03/25/2036 (d)	6,202,294	5,597,477
2006-AR25, 3.645%, 09/25/2036 (d)	2,915,270	2,754,025
2006-AR25, 4.077%, 09/25/2036 (d)	3,182,565	2,678,478
Jefferies Resecuritization Trust
2009-R1, 4.485%, 11/26/2035 (b)(d)	1,980,832	1,995,959
JP Morgan Alternative Loan Trust
2006-S2, 6.050%, 05/25/2036 (f)	9,606	9,259
2006-A5, 3.727%, 10/25/2036 (d)	2,131,291	2,361,453
2008-R4, 6.000%, 12/27/2036 (b)	3,493,237	2,840,973
JP Morgan Mortgage Trust
2004-A6, 3.929%, 12/25/2034 (d)	366,550	347,510
2005-S3, 5.750%, 01/25/2036	71,020	55,402
JP Morgan Resecuritization Trust
2009-7, 5.396%, 07/27/2037 (b)(d)	649,100	649,138
Lehman Mortgage Trust
2005-2, 5.500%, 12/25/2035	2,365,026	2,036,429
2005-2, 5.750%, 12/25/2035	995,462	878,081
2005-3, 2.435% (1 Month LIBOR USD + 4.750%), 01/25/2036 (a)(g)	1,463,378	127,689
2005-3, 2.815% (1 Month LIBOR USD + 0.500%), 01/25/2036 (a)	1,463,378	1,062,601
2005-3, 5.500%, 01/25/2036	367,830	310,037
2006-1, 5.500%, 02/25/2036	627,914	528,167
2006-2, 5.767%, 04/25/2036 (d)	51,746	47,050
2007-4, 5.750%, 05/25/2037	1,558,258	1,281,119
2007-4, 5.750%, 05/25/2037	3,404,794	2,799,245
2007-5, 6.000%, 06/25/2037	3,190,270	1,851,637
2007-5, 6.000%, 06/25/2037	8,713,585	5,057,377
MASTR Adjustable Rate Mortgages Trust
2004-4, 3.953%, 05/25/2034 (d)	116,075	110,577
2004-14, 3.815% (1 Month LIBOR USD + 1.500%), 01/25/2035 (a)	616,823	618,413
2005-1, 3.864%, 02/25/2035 (d)	273,957	271,117
MASTR Alternative Loan Trust
2003-5, 5.904%, 08/25/2033 (d)	1,372,404	1,336,776
2003-7, 6.250%, 11/25/2033	497,240	506,291
2004-6, 5.500%, 07/25/2034	471,213	479,855
2004-6, 6.000%, 07/25/2034	378,440	392,137
2004-11, 6.500%, 10/25/2034	1,444,138	1,568,392
2005-2, 5.500%, 03/25/2035	2,000,000	2,139,460
2005-6, 5.500%, 12/25/2035	651,536	618,872
2006-3, 6.500%, 07/25/2036	1,341,219	883,920
MASTR Asset Securitization Trust
2002-NC1, 5.465% (1 Month LIBOR USD + 3.150%), 10/25/2032 (a)	317,660	315,102
2006-1, 2.765% (1 Month LIBOR USD + 0.450%), 05/25/2036 (a)	1,006,872	532,469
Merrill Lynch Mortgage Investors Trust MLMI
2005-A5, 3.991%, 06/25/2035 (d)	946,945	943,760
2005-A7, 4.371%, 09/25/2035 (d)	10,162,665	9,299,331
Morgan Stanley Mortgage Loan Trust
2005-7, 5.500%, 11/25/2035	425,247	417,949
2006-2, 6.500%, 02/25/2036	543,627	419,573
2006-11, 6.000%, 08/25/2036	1,839,281	1,479,369
2006-11, 6.000%, 08/25/2036	2,374,220	2,164,397
2007-8XS, 6.000%, 04/25/2037 (d)	1,720,744	966,749
2007-3XS, 5.763%, 01/25/2047 (f)	8,290,099	4,121,946
Nomura Asset Acceptance Corp. Alternative Loan Trust
2005-WF1, 5.159%, 03/25/2035 (f)	317,126	328,116
2007-1, 5.669%, 03/25/2047 (f)	1,514,379	1,356,789
2007-1, 5.995%, 03/25/2047 (f)	1,527,960	1,368,780
Nomura Resecuritization Trust
2011-4RA, 2.768%, 12/26/2036 (b)(d)	12,109,075	11,736,140

Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates
2005-5, 5.850%, 12/25/2035 (d)	744,459	767,300
Ownit Mortgage Loan Trust
2005-1, 3.410% (1 Month LIBOR USD + 1.095%), 09/25/2035 (a)	4,703,951	4,676,097
2006-2, 5.633%, 01/25/2037 (f)	985,890	982,005
Popular ABS Mortgage Pass-Through Trust
2004-4, 4.345%, 09/25/2034 (f)	1,556,068	1,503,795
RAAC Trust
2005-SP1, 6.000%, 09/25/2034	7,182	7,152
RALI Trust
2005-QS3, 5.000%, 03/25/2020	206,794	205,220
2007-QS4, 5.500%, 04/25/2022	4,227	4,243
2004-QA4, 5.262%, 09/25/2034 (d)	333,371	269,854
2005-QS2, 5.500%, 02/25/2035	1,392,650	1,381,585
2005-QS6, 5.750%, 05/25/2035	4,715,431	4,612,286
2006-QA1, 5.349%, 01/25/2036 (d)	914,142	811,532
2006-QS1, 5.750%, 01/25/2036	420,000	403,703
2006-QS6, 6.000%, 06/25/2036	815,052	743,618
2006-QS9, 3.015% (1 Month LIBOR USD + 0.700%), 07/25/2036 (a)	3,040,882	2,321,593
2006-QS13, 6.000%, 09/25/2036	4,608,797	4,087,771
2006-QS17, 2.665% (1 Month LIBOR USD + 0.350%), 12/25/2036 (a)	1,861,172	1,466,529
2006-QS17, 6.000%, 12/25/2036	738,228	677,450
2007-QS1, 5.750%, 01/25/2037	760,375	671,705
2007-QS1, 6.000%, 01/25/2037	2,359,658	2,111,910
2007-QS6, 6.000%, 04/25/2037	5,772,525	5,384,096
2007-QS9, 6.500%, 07/25/2037	5,780,201	5,317,580
2007-QS10, 6.500%, 09/25/2037	593,118	516,701
RAMP Trust
2006-RS6, 2.495% (1 Month LIBOR USD + 0.180%), 11/25/2036 (a)	912,797	893,307
RBSGC Mortgage Loan Trust
2005-A, 5.750%, 04/25/2035	2,187,288	2,182,254
RBSSP Resecuritization Trust
2009-7, 6.000%, 03/26/2036 (b)	7,249,742	5,987,079
Renaissance Home Equity Loan Trust
2005-1, 5.016%, 05/25/2035 (f)	740,468	756,379
Resecuritization Pass-Through Trust
2005-8R, 6.000%, 10/25/2034	4,612,844	4,602,646
Residential Asset Securitization Trust
2004-R2, 5.500%, 08/25/2034	3,259,413	3,283,134
2005-A5, 5.500%, 05/25/2035	1,757,195	1,638,263
2005-A8CB, 5.375%, 07/25/2035	1,516,804	1,329,954
2005-A11, 5.500%, 10/25/2035	452,568	431,308
2005-A11, 6.000%, 10/25/2035	501,789	383,119
2006-A10, 2.965% (1 Month LIBOR USD + 0.650%), 09/25/2036 (a)	13,532,672	6,278,230
2006-A10, 3.535% (1 Month LIBOR USD + 5.850%), 09/25/2036 (a)(g)	13,532,672	3,132,714
2006-A15, 2.915% (1 Month LIBOR USD + 0.600%), 01/25/2037 (a)	20,571,683	9,503,457
2006-A15, 3.335% (1 Month LIBOR USD + 5.650%), 01/25/2037 (a)(g)	20,571,683	3,488,647
RFMSI Trust
2006-S10, 5.500%, 10/25/2021	38,088	36,400
2005-SA4, 4.571%, 09/25/2035 (d)	3,306,710	3,000,405
2005-SA4, 4.589%, 09/25/2035 (d)	2,181,891	2,166,451
2005-S8, 5.500%, 11/25/2035	4,852,581	4,683,176
2006-S2, 5.750%, 02/25/2036	5,657,417	5,253,602
2006-S3, 5.500%, 03/25/2036	5,038,946	4,711,613
2006-S4, 6.000%, 04/25/2036	4,476,323	4,390,991
2006-S5, 6.000%, 06/25/2036	181,045	174,413
2006-S5, 6.000%, 06/25/2036	901,259	868,244
2006-S5, 6.000%, 06/25/2036	3,776,970	3,638,613
2006-S5, 6.000%, 06/25/2036	469,411	456,362

2006-S6, 6.000%, 07/25/2036	297,490	285,424
2006-S6, 6.000%, 07/25/2036	1,429,757	1,371,766
2006-S7, 6.250%, 08/25/2036	2,477,239	2,346,689
2006-S7, 6.500%, 08/25/2036	1,237,051	1,184,321
2006-S9, 5.750%, 09/25/2036	2,962,908	2,801,993
Specialty Underwriting & Residential Finance Trust
2006-BC2, 3.745%, 02/25/2037 (f)	1,028,328	562,584
STARM Mortgage Loan Trust
2007-S1, 4.446%, 01/25/2037 (d)	988,195	925,173
2007-2, 3.724%, 04/25/2037 (d)	1,032,727	772,337
Structured Adjustable Rate Mortgage Loan Trust
2005-21, 3.968%, 11/25/2035 (d)	827,581	781,654
2005-21, 4.162%, 11/25/2035 (d)	4,402,778	3,748,483
2006-1, 3.639%, 02/25/2036 (d)	608,712	572,430
2006-1, 3.994%, 02/25/2036 (d)	2,099,800	1,935,398
2006-4, 3.950%, 05/25/2036 (d)	1,157,523	991,682
2006-12, 3.919%, 01/25/2037 (d)	1,188,074	1,060,474
2007-9, 4.296% (6 Month LIBOR USD + 1.500%), 10/25/2037 (a)	1,467,493	1,320,293
Structured Asset Investment Loan Trust
2006-4, 2.445% (1 Month LIBOR USD + 0.130%), 07/25/2036 (a)	2,015,143	1,623,368
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2004-18H, 4.750%, 10/25/2034	744,865	765,067
Structured Asset Securities Corp. Trust
2005-17, 5.500%, 10/25/2035	559,553	564,808
Suntrust Alternative Loan Trust
2005-1F, 5.750%, 12/25/2035	2,247,835	2,206,829
2005-1F, 6.000%, 12/25/2035	5,014,781	4,962,171
TBW Mortgage-Backed Trust
2006-2, 5.500%, 07/25/2036	182,423	136,112
Thornburg Mortgage Securities Trust
2004-1, 3.408%, 03/25/2044 (d)	58,265	57,700
WaMu Mortgage Pass-Through Certificates Trust
2004-S2, 6.000%, 06/25/2034	138,358	144,275
2007-HY7, 3.686%, 07/25/2037 (d)	492,283	413,577
Washington Mutual Mortgage Pass-Through Certificates WMALT
2005-6, 6.500%, 08/25/2035	674,415	641,091
2005-9, 5.500%, 11/25/2035	837,753	802,651
2007-HY2, 3.641%, 04/25/2037 (d)	1,974,644	1,434,973
Wells Fargo Alternative Loan Trust
2005-1, 5.500%, 02/25/2035	2,005,674	1,988,824
2005-1, 5.500%, 02/25/2035	1,307,502	1,309,089
2007-PA1, 6.000%, 03/25/2037	1,594,972	1,507,725
Wells Fargo Mortgage Backed Securities Trust
2005-AR4, 4.052%, 04/25/2035 (d)	616,659	623,132
2005-AR5, 4.092%, 04/25/2035 (d)	892,892	898,946
2005-AR15, 4.730%, 09/25/2035 (d)	3,048,592	3,079,182
2005-7, 5.250%, 09/25/2035	572,038	570,654
2005-AR16, 4.472%, 10/25/2035 (d)	954,925	963,135
2005-9, 5.500%, 10/25/2035	841,277	864,794
2005-12, 5.500%, 11/25/2035	924,289	929,278
2006-AR1, 4.080%, 03/25/2036 (d)	4,201,608	4,138,394
2006-4, 3.015% (1 Month LIBOR USD + 0.700%), 04/25/2036 (a)	382,853	379,353
2006-4, 5.750%, 04/25/2036	690,599	678,918
2006-11, 6.000%, 09/25/2036	503,042	479,442
2006-AR18, 4.763%, 11/25/2036 (d)	253,204	250,793
2007-2, 5.750%, 03/25/2037	1,551,565	1,498,922
2007-AR3, 4.151%, 04/25/2037 (d)	2,307,317	2,252,300
2007-10, 6.000%, 07/25/2037	2,106,893	2,084,228
2007-10, 6.000%, 07/25/2037	774,086	765,758

2007-11, 6.000%, 08/25/2037	1,702,339	1,666,305
2007-12, 5.500%, 09/25/2037	725,795	725,094
2007-13, 6.000%, 09/25/2037	577,936	574,465
2018-1, 3.500%, 07/25/2047 (b)(d)	2,750,000	2,550,450
TOTAL NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $569,092,677)		548,941,964

NON-AGENCY COMMERICAL MORTGAGE BACKED SECURITIES - 16.68%
BANK
2017-BNK8, 0.885%, 11/15/2050 (d)(g)	37,628,892	2,007,776
2017-BNK9, 0.961%, 11/15/2054 (d)(g)	19,502,087	1,105,074
2018-BN14, 0.677%, 09/15/2060 (d)(g)	97,272,734	3,714,807
2017-BNK7, 0.952%, 09/15/2060 (d)(g)	20,607,111	1,068,235
2018-BN14, 4.185%, 09/15/2060	6,500,000	6,677,135
2018-BN11, 0.647%, 03/15/2061 (d)(g)	29,560,119	1,120,595
2018-BN12, 0.481%, 05/15/2061 (d)(g)	73,656,885	1,788,264
2018-BN13, 0.670%, 08/15/2061 (d)(g)	53,761,314	1,925,021
2018-BN13, 4.193%, 08/15/2061	5,500,000	5,643,589
2018-BN15, 4.285%, 11/15/2061	5,000,000	5,149,832
BENCHMARK Mortgage Trust
2018-B4, 4.059%, 07/15/2051	5,000,000	5,100,282
2018-B2, 0.570%, 02/15/2051 (d)(g)	125,140,720	3,575,320
2018-B3, 0.804%, 04/10/2051 (d)(g)	105,347,860	4,429,361
2018-B6, 0.600%, 10/10/2051 (d)(g)	78,781,088	2,433,958
2018-B7, 0.450%, 11/15/2051 (d)(g)	115,805,000	3,970,375
CCUBS Commercial Mortgage Trust
2017-C1, 0.291%, 11/15/2050 (d)(g)	40,062,667	1,002,897
2017-C1, 1.022%, 11/15/2050 (d)(g)	31,439,586	2,003,541
CD Mortgage Trust
2017-CD3, 0.730%, 02/10/2050 (d)(g)	61,857,000	2,704,938
2018-C7, 4.213%, 08/15/2051	3,236,000	3,331,867
CGMS Commercial Mortgage Trust
2017-B1, 0.353%, 08/15/2050 (d)(g)	38,016,000	661,338
2017-B1, 0.994%, 08/15/2050 (d)(g)	31,186,963	1,697,094
Citigroup Commercial Mortgage Trust
2013-GC17, 5.296%, 11/10/2046 (d)	5,000,000	5,168,895
2016-C1, 5.117%, 05/10/2049 (d)	3,020,000	3,032,603
2017-P7, 0.685%, 04/14/2050 (d)(g)	45,124,000	1,988,985
2017-C4, 0.380%, 10/12/2050 (d)(g)	42,746,500	993,655
2017-C4, 1.268%, 10/12/2050 (d)(g)	21,547,098	1,510,831
2018-B2, 0.550%, 03/10/2051 (d)(g)	49,202,000	1,674,683
2018-B2, 0.923%, 03/10/2051 (d)(g)	48,020,745	2,571,141
2018-C5, 0.372%, 06/10/2051 (b)(d)(g)	28,400,000	773,247
2018-C5, 0.761%, 06/10/2051 (d)(g)	47,851,963	2,437,498
2018-C5, 4.148%, 06/10/2051	4,000,000	4,104,969
2018-C6, 0.644%, 11/10/2051 (d)(g)	19,400,000	1,199,582
2018-C6, 4.343%, 11/10/2051	5,000,000	5,149,738
COMM Mortgage Trust
2014-CR15, 4.869%, 02/10/2047 (d)	5,000,000	5,137,845
2014-CR16, 4.582%, 04/10/2047	4,664,000	4,730,913
2014-CR18, 4.456%, 07/15/2047 (d)	4,550,700	4,598,085
2013-CR11, 1.266%, 08/10/2050 (d)(g)	57,880,587	2,024,987
2018-COR3, 0.589%, 05/10/2051 (d)(g)	78,630,224	2,850,660
CSAIL Commercial Mortgage Trust
2015-C1, 0.500%, 04/15/2050 (b)(d)(g)	62,192,000	1,616,656
2017-C8, 0.464%, 06/15/2050 (d)(g)	74,773,000	2,119,822
2018-C14, 4.359%, 11/15/2051	8,000,000	8,239,968
DBJPM Mortgage Trust
2017-C6, 0.390%, 06/10/2050 (d)(g)	97,787,000	2,224,918

GS Mortgage Securities Trust
2017-FARM, 3.659%, 01/10/2043 (b)(d)	7,500,000	7,306,417
2013-GC14, 4.913%, 08/10/2046 (b)(d)	2,500,000	2,359,165
2017-GS8, 0.529%, 11/10/2050 (d)(g)	44,642,000	1,423,959
GS Mortgage Securities Trust Corp. II
2015-GC30, 4.148%, 05/10/2050 (d)	2,325,000	2,297,400
2018-GS10, 4.106%, 07/10/2051 (d)	5,000,000	5,106,345
JP Morgan Chase Commercial Mortgage Securities Trust
2012-CBX, 5.191%, 06/15/2045 (d)	3,680,000	3,705,664
2011-C4, 4.801%, 07/15/2046 (b)	2,585,000	2,647,396
2015-JP1, 4.899%, 01/15/2049 (d)	3,285,000	3,277,502
2007-CB20, 0.000%, 02/12/2051 (b)(d)(g)	16,706,782	167
JPMBB Commercial Mortgage Securities Trust
2015-C32, 0.500%, 11/15/2048 (b)(d)(g)	23,066,000	657,372
JPMCC Commercial Mortgage Securities Trust
2017-JP6, 0.779%, 07/15/2050 (d)(g)	68,830,000	3,433,798
JPMDB Commercial Mortgage Securities Trust
2018-C8, 0.815%, 06/15/2051 (d)(g)	47,393,325	2,088,946
Morgan Stanley Bank of America Merrill Lynch Trust
2015-C27, 4.683%, 12/15/2047 (d)	3,000,000	3,060,889
2015-C25, 4.678%, 10/15/2048 (d)	3,000,000	2,979,838
2016-C31, 0.790%, 11/15/2049 (d)(g)	42,199,000	1,904,538
2016-C31, 1.461%, 11/15/2049 (b)(d)(g)	21,212,500	1,850,718
Morgan Stanley Capital I Trust
2016-BNK2, 0.679%, 11/15/2049 (d)(g)	42,650,000	1,670,861
2018-H3, 0.521%, 07/15/2051 (d)(g)	135,712,000	4,318,329
2018-H3, 1.002%, 07/15/2051 (d)(g)	63,001,664	3,789,178
2018-H3, 4.120%, 07/15/2051	5,000,000	5,129,288
2018-L1, 0.692%, 10/15/2051 (d)(g)	71,781,683	2,952,309
UBS Commercial Mortgage Trust
2017-C1, 1.058%, 06/15/2050 (d)(g)	13,000,000	884,216
2017-C3, 0.485%, 08/15/2050 (d)(g)	67,762,500	2,328,475
2017-C3, 1.276%, 08/15/2050 (d)(g)	24,737,651	1,721,745
2017-C6, 0.485%, 12/15/2050 (d)(g)	63,420,500	2,265,811
2017-C7, 0.487%, 12/15/2050 (d)(g)	170,396,000	5,064,203
2017-C6, 1.188%, 12/15/2050 (d)(g)	18,780,480	1,306,990
2018-C10, 1.135%, 05/15/2051 (d)(g)	48,860,095	3,321,617
2018-C11, 0.388%, 06/15/2051 (d)(g)	143,441,000	3,805,490
2018-C11, 0.975%, 06/15/2051 (d)(g)	49,888,948	2,854,072
2018-C11, 4.118%, 06/15/2051	5,000,000	5,116,378
2018-C12, 0.354%, 08/15/2051 (d)(g)	139,858,000	3,653,525
2018-C12, 1.001%, 08/15/2051 (d)(g)	49,927,530	3,115,583
2018-C12, 4.195%, 08/15/2051	5,000,000	5,138,017
2018-C13, 0.399%, 10/15/2051 (d)(g)	128,678,000	3,779,723
2018-C13, 4.241%, 10/15/2051	3,000,000	3,105,588
2018-C14, 0.305%, 12/15/2051 (g)	114,392,000	3,407,154
UBS-Barclays Commercial Mortgage Trust
2012-C3, 4.365%, 08/10/2049 (b)(d)	6,000,000	6,065,102
2012-C2, 1.485%, 05/10/2063 (b)(d)(g)	25,194,124	966,477
Wells Fargo Commercial Mortgage Trust
2015-NXS1, 3.658%, 05/15/2048 (d)	1,320,000	1,287,863
2016-BNK1, 1.481%, 08/15/2049 (d)(g)	37,683,598	3,365,816
2016-LC24, 1.161%, 10/15/2049 (d)(g)	11,717,835	787,029
2017-RB1, 0.876%, 03/15/2050 (d)(g)	38,474,561	2,122,053
2017-C40, 1.134%, 10/15/2050 (d)(g)	22,527,282	1,403,420
2017-C41, 1.383%, 11/15/2050 (d)(g)	42,911,005	3,525,821
2017-C42, 0.474%, 12/15/2050 (d)(g)	116,750,000	3,331,006
2018-C44, 0.925%, 05/15/2051 (d)(g)	32,458,359	1,778,024
2018-C45, 4.147%, 06/15/2051	5,388,000	5,508,682
2018-C46, 1.116%, 08/15/2051 (d)(g)	41,583,451	2,618,048

2018-C46, 4.086%, 08/15/2051	5,040,000	5,134,635
2018-C47, 0.284%, 09/15/2061 (d)(g)	164,144,000	2,709,197
2018-C47, 0.793%, 09/15/2061 (d)(g)	61,732,828	2,997,394
2018-C47, 4.365%, 09/15/2061	5,625,000	5,862,161
WFRBS Commercial Mortgage Trust
2013-UBS1, 4.848%, 03/15/2046 (d)	3,500,000	3,644,794
TOTAL NON-AGENCY COMMERICAL MORTGAGE BACKED SECURITIES (Cost $296,349,395)		291,197,168

AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - 5.81%
Freddie Mac Multifamily Structured Pass Through Certificates
K014, 1.323%, 04/25/2021 (d)(g)	93,303,351	2,208,770
K018, 1.496%, 01/25/2022 (d)(g)	62,114,989	2,065,709
K019, 1.768%, 03/25/2022 (d)(g)	91,932,638	4,125,027
K021, 1.578%, 06/25/2022 (d)(g)	74,224,705	3,151,484
K723, 1.075%, 08/25/2023 (d)(g)	74,889,445	2,714,061
K723, 0.976%, 09/25/2023 (d)(g)	61,645,000	2,291,443
K726, 1.018%, 04/25/2024 (d)(g)	27,834,361	1,070,869
K727, 0.747%, 07/25/2024 (d)(g)	42,611,912	1,225,617
K728, 0.532%, 08/25/2024 (d)(g)	64,902,954	1,330,582
K729, 0.492%, 10/25/2024 (d)(g)	53,718,548	984,570
K042, 1.183%, 12/25/2024 (d)(g)	81,612,331	4,333,786
K061, 0.170%, 11/25/2026 (d)(g)	72,512,000	499,354
K062, 0.299%, 12/25/2026 (d)(g)	79,423,000	1,225,227
K062, 0.438%, 12/25/2026 (d)(g)	94,523,461	2,114,102
K063, 0.424%, 01/25/2027 (d)(g)	103,338,330	2,147,102
K064, 0.744%, 03/25/2027 (d)(g)	74,618,745	3,153,172
K065, 0.688%, 05/25/2027 (d)(g)	57,193,000	2,455,393
K066, 0.891%, 06/25/2027 (d)(g)	31,981,174	1,708,649
KW03, 0.984%, 06/25/2027 (d)(g)	16,399,798	880,559
K067, 0.713%, 07/25/2027 (d)(g)	40,952,339	1,744,602
K068, 0.568%, 08/25/2027 (d)(g)	25,693,556	831,808
K069, 0.496%, 09/25/2027 (d)(g)	30,984,218	896,494
K070, 0.457%, 11/25/2027 (d)(g)	38,661,675	1,011,664
K072, 0.495%, 12/25/2027 (d)(g)	61,828,696	1,790,757
K073, 0.203%, 01/25/2028 (d)(g)	54,203,000	1,059,365
K074, 0.427%, 01/25/2028 (d)(g)	111,589,006	2,794,021
K073, 0.434%, 01/25/2028 (d)(g)	107,288,163	2,768,657
KW06, 0.238%, 06/25/2028 (d)(g)	599,289,358	6,779,820
K080, 0.121%, 07/25/2028 (d)(g)	632,799,755	8,479,010
K081, 0.211%, 08/25/2028 (d)(g)	156,775,805	1,502,665
K084, 0.202%, 10/25/2028 (d)(g)	340,437,500	6,576,742
K155, 0.256%, 04/25/2033 (d)(g)	112,959,695	1,889,375
FREMF Mortgage Trust
2012-K23, 3.782%, 10/25/2045 (b)(d)	5,800,000	5,741,630
2013-K27, 3.615%, 01/25/2046 (b)(d)	7,000,000	6,944,277
2011-K12, 4.493%, 01/25/2046 (b)(d)	5,000,000	5,078,134
2015-K43, 3.862%, 02/25/2048 (b)(d)	3,446,743	3,374,596
2015-K45, 3.714%, 04/25/2048 (b)(d)	2,600,000	2,548,570
TOTAL AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $91,697,998)		101,497,663

MUNICIPAL BONDS - 29.47%
Alaska - 0.08%
Borough of North Slope, AK
5.426%, 06/30/2023	1,260,000	1,353,127
Arizona - 0.29%
City of Phoenix Civic Improvement Corp.
5.500%, 07/01/2031	805,000	999,407
5.500%, 07/01/2033	1,010,000	1,270,883
5.500%, 07/01/2034	665,000	840,886

Tempe Industrial Development Authority
4.000%, 10/01/2023 (b)	2,000,000	2,000,600
		5,111,776
California - 4.78%
Alvord Unified School District
0.000%, 08/01/2046	1,645,000	1,571,008
California State University
3.272%, 11/01/2024	500,000	496,670
3.422%, 11/01/2025	1,315,000	1,311,620
Citrus Community College District
0.000%, 06/01/2033	1,000,000	597,120
City of Industry, CA
4.000%, 01/01/2028	2,860,000	2,862,917
City of Los Angeles, CA
3.000%, 09/01/2026	4,320,000	4,176,706
City of Oakland, CA
3.000%, 01/15/2027	3,100,000	2,986,106
City of Sacramento, CA Transient Occupancy Tax Revenue
3.858%, 06/01/2025	3,320,000	3,369,501
City of South Lake Tahoe, CA
4.000%, 06/01/2027	1,600,000	1,604,560
City of Union City, CA
0.000%, 07/01/2025	2,105,000	1,579,992
County of San Diego, CA
6.029%, 08/15/2026	815,000	906,745
County of Sonoma, CA
6.000%, 12/01/2029	10,010,000	11,359,248
Fullerton Public Financing Authority
7.750%, 05/01/2031	1,490,000	1,828,558
Monrovia School Facilities Grant Financing Authority
7.000%, 06/01/2027	2,120,000	2,419,005
M-S-R Energy Authority
7.000%, 11/01/2034	3,500,000	4,885,125
Oakland Alameda County Coliseum Authority
3.643%, 02/01/2025	3,000,000	3,015,840
Palmdale Elementary School District
0.000%, 08/01/2029	540,000	376,601
Placentia-Yorba Linda Unified School District
0.000%, 08/01/2035	7,600,000	4,039,704
Pomona Redevelopment Agency Successor Agency
3.837%, 02/01/2025	4,260,000	4,304,304
3.930%, 02/01/2026	7,020,000	7,101,643
Poway Unified School District
0.000%, 08/01/2034	5,360,000	2,995,811
San Diego Tobacco Settlement Revenue Funding Corp.
3.435%, 06/01/2023	1,930,000	1,912,591
San Diego Unified School District
0.000%, 07/01/2036	7,895,000	4,053,056
San Jose Redevelopment Agency Successor Agency
3.226%, 08/01/2027	4,450,000	4,269,019
San Rafael City Elementary School District
0.000%, 08/01/2029	3,025,000	2,158,882
Santa Ana Community Redevelopment Agency Successor Agency
3.753%, 09/01/2025	2,500,000	2,546,975
3.867%, 09/01/2026	4,000,000	4,095,280
Yosemite Community College District
0.000%, 08/01/2034	1,000,000	570,200
		83,394,787

Colorado - 0.27%
Colorado Educational & Cultural Facilities Authority
3.285%, 03/01/2028	1,000,000	959,570
Colorado Health Facilities Authority
5.000%, 12/01/2019	775,000	774,070
Denver City & County School District No. 1
3.069%, 12/01/2025	1,250,000	1,230,812
El Paso County School District No. 49 Falcon
5.000%, 12/15/2031	1,620,000	1,820,313
		4,784,765
Connecticut - 0.25%
State of Connecticut Special Tax Revenue
5.000%, 09/01/2036	4,000,000	4,342,680
District of Columbia - 0.56%
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
8.000%, 10/01/2047	7,000,000	9,826,880
Florida - 0.52%
City of Gainesville, FL
0.000%, 10/01/2027	4,610,000	3,271,164
0.000%, 10/01/2028	1,300,000	877,253
County of Miami-Dade, FL
0.000%, 10/01/2034	1,345,000	1,711,607
Greater Orlando Aviation Authority
5.000%, 10/01/2042	1,850,000	2,022,623
Seminole County Industrial Development Authority
10.000%, 12/28/2021 (b)	325,000	388,489
12.500%, 12/28/2021 (b)	580,000	723,770
		8,994,906
Georgia - 0.42%
Medical Center Hospital Authority
4.875%, 08/01/2022	7,020,000	7,333,724
Hawaii - 0.09%
State of Hawaii Airports System Revenue
3.025%, 07/01/2025	400,000	387,972
3.125%, 07/01/2026	645,000	621,645
3.225%, 07/01/2027	600,000	576,294
		1,585,911
Idaho - 0.38%
Idaho Energy Resources Authority
2.772%, 09/01/2026	7,000,000	6,651,190
Illinois - 1.72%
Boone Mchenry & Dekalb Counties Community Unit School District 100
0.000%, 12/01/2022	660,000	590,898
Chicago Board of Education
0.000%, 12/01/2022	2,140,000	1,901,668
Chicago O'Hare International Airport
5.000%, 01/01/2037	1,000,000	1,078,450
City of Chicago, IL Waterworks Revenue
5.750%, 11/01/2030	2,485,000	2,935,456
DeKalb Kane & LaSalle Counties Etc. Community College District No. 523 Kishwaukee
0.000%, 02/01/2023	850,000	724,625
0.000%, 02/01/2025	275,000	206,079
Illinois Finance Authority
3.548%, 08/15/2029	1,500,000	1,441,845
5.000%, 08/15/2035	1,485,000	1,658,106
Kendall & Kane Counties Community Unit School District No. 115
0.000%, 01/01/2022	2,340,000	2,152,145
Metropolitan Pier & Exposition Authority
0.000%, 06/15/2033	5,075,000	2,580,232
Metropolitan Water Reclamation District of Greater Chicago

5.000%, 12/01/2041	2,500,000	2,706,125
Regional Transportation Authority
6.000%, 07/01/2033	5,000,000	6,241,900
South Suburban College Community School District No. 510
0.000%, 12/01/2022	1,000,000	895,300
Southwestern Illinois Development Authority
7.030%, 04/15/2032	675,000	705,706
State of Illinois
5.750%, 01/01/2037	3,000,000	3,236,640
5.877%, 03/01/2019	695,000	699,670
Will County Elementary School District No. 122
5.250%, 10/01/2023	220,000	224,187
		29,979,032
Indiana - 1.33%
Huntington Countywide School Building Corp.
5.000%, 01/15/2038	5,560,000	6,262,673
Indiana Municipal Power Agency
5.000%, 01/01/2036	6,340,000	7,059,146
5.000%, 01/01/2039	2,800,000	3,112,172
Indianapolis Board of School Commissioners
3.800%, 07/15/2030	5,000,000	5,000,250
Northern Indiana Commuter Transportation District
5.000%, 07/01/2035	1,570,000	1,735,227
		23,169,468
Kentucky - 0.76%
County of Warren, KY
3.921%, 12/01/2031	825,000	812,658
4.397%, 12/01/2038	1,500,000	1,528,200
Kentucky Higher Education Student Loan Corp.
3.690%, 06/01/2023	2,000,000	2,003,720
3.860%, 06/01/2025	2,000,000	2,003,600
Kentucky State Property & Building Commission
5.000%, 02/01/2032	1,150,000	1,263,149
Louisville Regional Airport Authority
3.683%, 07/01/2024	5,550,000	5,605,056
		13,216,383
Louisiana - 0.06%
City of New Orleans, LA
8.800%, 12/01/2039	1,000,000	1,053,870
Massachusetts - 0.52%
Massachusetts Educational Financing Authority
3.702%, 07/01/2023	2,500,000	2,532,075
3.831%, 07/01/2024	4,215,000	4,292,472
Massachusetts Port Authority
5.000%, 07/01/2042	1,500,000	1,646,745
Massachusetts State College Building Authority
5.932%, 05/01/2040	550,000	648,087
		9,119,379
Michigan - 1.14%
Detroit City School District
5.250%, 05/01/2027	1,065,000	1,240,586
7.747%, 05/01/2039	3,130,000	4,227,128
Michigan Finance Authority
2.610%, 11/01/2025	2,180,000	2,016,871
2.710%, 11/01/2026	4,105,000	3,767,938
6.396%, 09/01/2024	1,955,000	2,245,845
Romeo Community School District
5.000%, 05/01/2036	995,000	1,100,490

Ypsilanti School District
2.620%, 05/01/2023	5,500,000	5,253,215
		19,852,073
Minnesota - 0.76%
City of Rochester, MN
5.000%, 11/15/2033	4,250,000	5,226,607
5.000%, 11/15/2035	6,510,000	8,014,787
		13,241,394
Mississippi - 0.23%
State of Mississippi
3.851%, 11/01/2027	4,000,000	4,082,560
Missouri - 1.00%
Jackson County School District
5.500%, 03/01/2035	3,730,000	4,545,005
6.000%, 03/01/2038	2,500,000	3,126,950
Kansas City Land Clearance Redevelopment Authority
6.400%, 10/15/2040 (b)	5,000,000	4,999,350
St. Louis School District
5.950%, 04/01/2024	235,000	264,474
6.450%, 04/01/2028	3,800,000	4,577,632
		17,513,411
Nevada - 0.24%
Clark County School District
5.510%, 06/15/2024	3,965,000	4,237,356
New Hampshire - 0.13%
New Hampshire Health and Education Facilities Authority Act
5.000%, 07/01/2041	2,125,000	2,339,179
New Jersey - 1.54%
New Jersey Economic Development Authority
0.000%, 02/15/2025	18,371,000	14,331,033
New Jersey Educational Facilities Authority
2.504%, 07/01/2023	1,355,000	1,300,245
New Jersey Institute of Technology
3.323%, 07/01/2024	2,985,000	2,984,731
New Jersey Transportation Trust Fund Authority
0.000%, 12/15/2027	11,110,000	8,325,945
		26,941,954
New York - 1.75%
Dutchess County Local Development Corp.
4.550%, 07/01/2022	1,055,000	1,071,194
Monroe County Industrial Development Corp.
3.622%, 07/01/2024	2,525,000	2,543,584
New York City Transitional Finance Authority Building Aid Revenue
4.800%, 07/15/2026	4,000,000	4,254,520
New York City Transitional Finance Authority Future Tax Secured Revenue
3.150%, 11/01/2025	1,075,000	1,043,459
3.590%, 08/01/2027	7,000,000	6,927,410
New York Liberty Development Corp.
5.250%, 10/01/2035	1,000,000	1,205,410
New York State Dormitory Authority
5.096%, 08/01/2034	3,000,000	3,052,020
New York State Environmental Facilities Corp.
2.620%, 01/15/2024	700,000	682,248
New York State Urban Development Corp.
3.120%, 03/15/2025	5,000,000	4,871,350
3.420%, 03/15/2028	3,580,000	3,455,595
Port Authority of New York & New Jersey
5.000%, 11/15/2037	1,250,000	1,393,963
		30,500,753

North Carolina - 0.15%
City of Fayetteville, NC Public Works Commission Revenue
3.000%, 03/01/2033	2,770,000	2,599,922
Ohio - 0.61%
Cincinnati City School District
5.250%, 12/01/2030	2,125,000	2,639,951
5.250%, 12/01/2031	2,695,000	3,369,855
County of Cuyahoga, OH
2.876%, 07/01/2025	1,000,000	975,860
2.976%, 07/01/2026	3,000,000	2,912,940
Sycamore Community City School District
5.850%, 12/01/2028	590,000	685,610
		10,584,216
Oklahoma - 0.38%
Midwest City Economic Development Authority
3.550%, 02/01/2025	1,060,000	1,064,272
Oklahoma City Economic Development Trust
3.154%, 08/01/2025	2,500,000	2,449,725
Oklahoma Development Finance Authority
5.450%, 08/15/2028	3,000,000	3,145,470
		6,659,467
Oregon - 0.11%
Washington County School District No. 15 Forest Grove
5.909%, 06/15/2026	1,695,000	1,948,080
Pennsylvania - 2.30%
Berks County Industrial Development Authority
3.950%, 05/15/2024	720,000	717,948
4.450%, 05/15/2027	800,000	785,280
Carbon County Hospital Authority
3.377%, 11/15/2023	1,000,000	1,006,850
3.677%, 11/15/2025	1,000,000	1,007,420
City of York, PA
0.000%, 02/01/2023	740,000	644,547
Delaware Valley Regional Finance Authority
5.500%, 08/01/2028	4,705,000	5,593,492
Pennsylvania Economic Development Financing Authority
5.000%, 12/31/2030	1,000,000	1,078,980
5.201%, 06/15/2020	1,290,000	1,320,857
Pennsylvania Turnpike Commission
5.000%, 06/01/2042	5,000,000	5,327,350
6.000%, 12/01/2030	3,070,000	3,793,845
6.250%, 06/01/2033	5,295,000	6,406,368
6.375%, 12/01/2038	3,850,000	4,734,306
Philadelphia Authority for Industrial Development
0.000%, 04/15/2022	5,872,000	5,245,340
Union County Hospital Authority
3.800%, 08/01/2023	1,350,000	1,350,351
4.400%, 08/01/2028	1,060,000	1,060,689
		40,073,623
Puerto Rico - 0.38%
Children's Trust Fund
5.375%, 05/15/2033	5,930,000	5,950,814
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
0.000%, 08/01/2032	3,850,000	666,089
		6,616,903
South Carolina - 0.41%
Commission of Public Works, City of Greer
5.500%, 09/01/2032	2,000,000	2,500,000
South Carolina Public Service Authority
2.388%, 12/01/2023	5,000,000	4,671,550
		7,171,550

Tennessee - 0.25%
Memphis-Shelby County Industrial Development Board
4.700%, 07/01/2027	250,000	256,140
State of Tennessee
4.182%, 08/01/2031	4,000,000	4,185,240
		4,441,380
Texas - 4.64%
Central Texas Turnpike System
0.000%, 08/15/2027	3,120,000	2,445,581
City of Conroe, TX
5.000%, 11/15/2037	3,200,000	3,652,704
5.000%, 11/15/2038	5,325,000	6,058,785
City of Dallas, TX
0.000%, 02/15/2026	2,525,000	1,915,692
0.000%, 02/15/2030	1,910,000	1,186,282
3.000%, 02/15/2033	1,965,000	1,810,590
City of El Paso, TX
6.018%, 08/15/2035	3,000,000	3,640,260
City of Houston, TX
6.290%, 03/01/2032	5,630,000	6,617,108
City of Houston, TX Airport System Revenue
6.880%, 01/01/2028	500,000	581,100
City of Irving, TX
7.375%, 08/15/2044	3,500,000	3,701,355
County of Galveston, TX
5.905%, 02/01/2029	2,580,000	2,903,171
Dallas Area Rapid Transit
5.250%, 12/01/2030	835,000	1,030,607
El Paso Independent School District
1.550%, 08/15/2025	6,175,000	5,445,794
Lower Colorado River Authority
5.000%, 05/15/2038	5,000,000	5,582,500
New Hope Cultural Education Facilities Corp.
4.000%, 08/01/2020	425,000	424,078
North Texas Tollway Authority
0.000%, 01/01/2031	7,270,000	4,804,379
5.000%, 01/01/2034	9,500,000	11,271,465
8.410%, 02/01/2030	5,090,000	6,506,547
Texas Public Finance Authority
8.250%, 07/01/2024	11,195,000	11,394,719
		80,972,717
Utah - 0.06%
Ogden City Redevelopment Agency
3.000%, 04/01/2023	1,000,000	986,730
Washington - 0.16%
Chelan County Public Utility District No. 1
0.000%, 06/01/2029	3,870,000	2,736,709
West Virginia - 0.52%
Tobacco Settlement Finance Authority
7.467%, 06/01/2047	6,890,000	6,698,733
West Virginia University
0.000%, 04/01/2030	3,460,000	2,333,113
		9,031,846
Wisconsin - 0.68%
Public Finance Authority
3.930%, 12/15/2025	1,660,000	1,661,178
4.153%, 05/15/2031	3,635,000	3,601,667
5.000%, 05/15/2032 (b)	1,275,000	1,327,543

5.000%, 03/01/2041	4,850,000	5,310,265
		11,900,653
TOTAL MUNICIPAL BONDS (Cost $516,811,508)		514,350,354

US GOVERNMENT NOTES/BONDS - 2.81%
United States Treasury Note/Bond
2.750%, 11/30/2020	15,000,000	14,982,422
2.000%, 01/15/2021	20,000,000	19,666,015
2.125%, 09/30/2024	15,000,000	14,381,836
TOTAL US GOVERNMENT NOTES/BONDS (Cost $49,772,809)		49,030,273

CLOSED-END MUTUAL FUNDS - 0.37%
BlackRock Investment Quality Municipal Trust, Inc.	24,400	325,496
Invesco High Income Trust II	143,246	1,879,388
Invesco Municipal Opportunity Trust	172,200	1,949,304
Nuveen Quality Municipal Income Fund	183,527	2,310,605
TOTAL CLOSED-END MUTUAL FUNDS (Cost $7,013,035)		6,464,793

SHORT-TERM INVESTMENTS - 1.21%
First American Treasury Obligations Fund - Class Z - 2.104% (h)	21,059,866	21,059,866
TOTAL SHORT-TERM INVESTMENTS (Cost $21,059,866)		21,059,866

Total Investments (Cost $1,727,825,679) - 97.80%		1,707,174,048
Other Assets in Excess of Liabilities - 2.20%		38,439,483
TOTAL NET ASSETS - 100.00%		$1,745,613,531

Percentages are stated as a percent of net assets.

(a)	Variable rate security; the rate shown represents the rate at November 30, 2018.
(b)	Securities issued pursuant to Rule 144A under the Securities Act of 1933.
(c)	Foreign issued security.
(d)	Variable rate security; the rate shown represents the rate at November 30, 2018. The coupon is based on an underlying pool of loans.
(e)	Represents a principal-only security that entitles holders to receive only principal payments on underlying mortgages.
(f)	Step-up bond; the rate shown represents the rate at November 30, 2018.
(g)	Represents an interest-only security that entitles holders to receive only interest payments on underlying mortgages.
(h)	Seven day yield at November 30, 2018.

Performance Trust Municipal Bond Fund
Schedule of Investments
November 30, 2018 (Unaudited)
	Principal
	Amount	Value
MUNICIPAL BONDS - 96.48%
Alabama - 0.95%
City of Homewood, AL
5.000%, 09/01/2033	$1,000,000	$1,132,780
Lower Alabama Gas District
5.000%, 09/01/2031	1,005,000	1,142,685
		2,275,465
Alaska - 1.29%
Alaska Housing Finance Corp.
5.000%, 12/01/2031	1,000,000	1,162,340
Civic Ventures, AK
5.000%, 09/01/2033	1,750,000	1,928,990
		3,091,330
Arizona - 1.02%
Florence Town, Inc. Industrial Development Authority
5.000%, 07/01/2023	385,000	399,006
Industrial Development Authority of the City of Phoenix
5.000%, 06/01/2027	500,000	538,175
Tempe Industrial Development Authority
4.000%, 10/01/2023 (a)	1,500,000	1,500,450
		2,437,631
Arkansas - 0.18%
Arkansas Development Finance Authority
5.000%, 02/01/2022	400,000	429,388
California - 5.34%
California Statewide Communities Development Authority
5.000%, 08/15/2028	750,000	871,260
City of Los Angeles Department of Airports
5.000%, 05/15/2033	1,000,000	1,119,690
Clovis Unified School District
0.000%, 08/01/2028	2,000,000	1,481,680
Corona-Norco Unified School District
0.000%, 08/01/2024	480,000	417,513
Foothill-Eastern Transportation Corridor Agency
0.000%, 01/15/2023	500,000	447,585
M-S-R Energy Authority
7.000%, 11/01/2034	1,160,000	1,619,070
Palmdale Elementary School District
0.000%, 08/01/2028	500,000	365,875
Redondo Beach Unified School District
0.000%, 08/01/2031	955,000	1,016,989
Rialto Redevelopment Agency
5.000%, 09/01/2037	1,000,000	1,136,900
San Diego Tobacco Settlement Revenue Funding Corp.
4.000%, 06/01/2032	980,000	976,923
San Joaquin Hills Transportation Corridor Agency
5.000%, 01/15/2029	550,000	603,603
St. Helena Unified School District
0.000%, 06/01/2036	2,755,000	2,728,690
		12,785,778

Colorado - 2.71%
City & County of Denver, CO Airport System Revenue
5.000%, 12/01/2034	2,500,000	2,935,125
Colorado Health Facilities Authority
3.125%, 05/15/2027	1,250,000	1,224,925
E-470 Public Highway Authority
0.000%, 09/01/2022	700,000	634,102
El Paso County School District No. 49 Falcon
5.000%, 12/15/2031	1,500,000	1,685,475
		6,479,627
Connecticut - 0.15%
Connecticut State Health & Educational Facility Authority
5.000%, 07/01/2026	345,000	365,955
District of Columbia - 0.70%
Metropolitan Washington Airports Authority
5.000%, 10/01/2032	1,500,000	1,683,810
Florida - 6.18%
City of Belle Isle, FL
5.500%, 10/01/2022	420,000	440,101
City of Hialeah, FL
5.000%, 12/01/2029	500,000	570,410
City of Lakeland, FL Department of Electric Utilities
5.250%, 10/01/2028	1,000,000	1,215,940
City of Orlando, FL
5.000%, 11/01/2038	1,000,000	1,102,090
County of Miami-Dade Seaport Department
5.750%, 10/01/2028	545,000	614,482
County of Miami-Dade, FL
5.250%, 10/01/2030	1,015,000	1,234,413
County of Miami-Dade, FL Aviation Revenue
5.000%, 10/01/2038	1,300,000	1,416,584
Greater Orlando Aviation Authority
5.000%, 10/01/2046	1,500,000	1,629,105
Hollywood Community Redevelopment Agency
5.000%, 03/01/2024	800,000	881,832
Key West Utility Board
5.000%, 10/01/2023	500,000	557,225
Miami Beach Health Facilities Authority
5.000%, 11/15/2023	590,000	648,776
Sarasota County Health Facilities Authority
2.700%, 01/01/2022	1,000,000	977,420
3.300%, 01/01/2023	1,000,000	989,450
Seminole County Industrial Development Authority
10.000%, 12/28/2021 (a)	905,000	1,081,792
Tampa Bay Water
6.000%, 10/01/2029	1,025,000	1,323,295
Venetian Community Development District
5.000%, 05/01/2023	125,000	128,101
		14,811,016

Georgia - 1.45%
Americus & Sumter County Hospital Authority
5.125%, 05/15/2023	400,000	413,548
City of Atlanta, GA Water & Wastewater Revenue
5.500%, 11/01/2027	1,550,000	1,839,354
Georgia Municipal Association, Inc.
5.000%, 12/01/2037	500,000	560,295
Savannah Hospital Authority
5.500%, 07/01/2027	590,000	665,856
		3,479,053
Hawaii - 0.50%
City & County of Honolulu, HI
5.000%, 10/01/2030	1,000,000	1,207,830
Illinois - 6.70%
Boone & Winnebago Counties Community Unit School District No. 200
0.000%, 01/01/2024	815,000	701,747
Boone Mchenry & Dekalb Counties Community Unit School District 100
0.000%, 12/01/2023	1,135,000	986,451
0.000%, 12/01/2024	520,000	436,317
Chicago Board of Education
0.000%, 12/01/2022	840,000	746,449
Chicago O'Hare International Airport
5.000%, 01/01/2037	1,000,000	1,078,450
Chicago Transit Authority
5.000%, 06/01/2024	750,000	830,865
5.250%, 12/01/2036	1,500,000	1,582,170
Cook County School District No. 103 Lyons
0.000%, 12/01/2022	850,000	761,600
DeKalb Kane & LaSalle Counties Etc. Community College District No. 523 Kishwaukee
0.000%, 02/01/2023	1,000,000	852,500
Illinois Development Finance Authority
0.000%, 07/15/2025	1,605,000	1,349,404
Illinois Finance Authority
5.000%, 01/01/2034	500,000	542,180
Kendall & Kane Counties Community Unit School District No. 115
0.000%, 01/01/2021	875,000	829,500
Metropolitan Pier & Exposition Authority
0.000%, 06/15/2026	2,005,000	1,502,306
Metropolitan Water Reclamation District of Greater Chicago
5.000%, 12/01/2041	1,000,000	1,082,450
Railsplitter Tobacco Settlement Authority
5.000%, 06/01/2027	1,000,000	1,129,720
State of Illinois
6.000%, 06/15/2026	1,050,000	1,232,301
Will County Community Unit School District No. 201-U Crete-Monee
0.000%, 11/01/2020	430,000	409,240
		16,053,650
Indiana - 3.85%
City of Valparaiso, IN
6.750%, 01/01/2034	500,000	570,950
Hammond Multi-School Building Corp.
5.000%, 07/15/2034	1,000,000	1,109,200
Indiana Finance Authority
5.000%, 09/01/2036	1,000,000	1,090,590
5.500%, 11/15/2026	1,155,000	1,234,164
6.000%, 08/01/2039	1,135,000	1,165,157

Indiana Health Facility Financing Authority
5.000%, 11/15/2034	1,000,000	1,114,560
Indiana Municipal Power Agency
5.000%, 01/01/2042	1,000,000	1,105,640
Northern Indiana Commuter Transportation District
5.000%, 07/01/2033	1,130,000	1,257,057
Shelbyville Central Renovation School Building Corp.
5.000%, 07/15/2024	500,000	563,105
		9,210,423
Kentucky - 0.56%
Grant County School District Finance Corp.
1.400%, 08/01/2022	300,000	282,057
Kentucky Economic Development Finance Authority
5.000%, 05/15/2026	1,000,000	1,062,510
		1,344,567
Louisiana - 1.47%
City of Shreveport, LA Water & Sewer Revenue
5.000%, 12/01/2027	1,000,000	1,131,320
Louisiana Energy & Power Authority
5.250%, 06/01/2028	410,000	452,775
Louisiana Local Government Environmental Facilities & Community Development Authority
5.000%, 12/01/2025	715,000	822,057
Tobacco Settlement Financing Corp.
5.000%, 05/15/2022	400,000	430,356
5.250%, 05/15/2033	640,000	676,915
		3,513,423
Maryland - 0.63%
City of Rockville, MD
2.500%, 11/01/2024	1,560,000	1,499,987
Massachusetts - 2.09%
Massachusetts Educational Financing Authority
4.500%, 07/01/2024	135,000	139,674
5.000%, 07/01/2028	2,250,000	2,562,210
Commonwealth of Massachusetts
5.250%, 09/01/2043	2,000,000	2,315,320
		5,017,204
Michigan - 2.01%
Battle Creek School District
5.000%, 05/01/2037	775,000	858,770
Brandon School District
5.000%, 05/01/2032	1,550,000	1,746,431
Charter Township of Commerce, MI
5.000%, 12/01/2038	1,000,000	1,115,240
Detroit City School District
5.250%, 05/01/2027	715,000	832,882
Michigan Finance Authority
3.875%, 10/01/2023	250,000	258,290
		4,811,613
Minnesota - 4.97%
City of Minneapolis, MN
3.750%, 11/01/2021	1,000,000	1,000,420
5.000%, 03/01/2029	450,000	457,533

City of Minnetonka, MN
3.000%, 11/01/2034	1,975,517	1,796,594
City of Rochester, MN
5.000%, 11/15/2033	1,000,000	1,229,790
5.000%, 11/15/2034	845,000	1,039,680
City of St. Anthony, MN
6.000%, 12/01/2030	1,000,000	1,075,520
Housing & Redevelopment Authority of the City of St. Paul, MN
3.375%, 05/01/2021 (a)	1,500,000	1,480,695
3.750%, 09/01/2021	1,000,000	997,450
3.750%, 03/01/2021	1,000,000	998,150
Kanabec Hospital
2.750%, 12/01/2019	1,000,000	998,380
Minneapolis-St. Paul Metropolitan Airports Commission
5.000%, 01/01/2041	750,000	838,050
		11,912,262
Mississippi - 0.38%
Mississippi Development Bank
5.000%, 04/01/2026	800,000	918,080
Missouri - 2.12%
City of Kansas City, MO
0.000%, 02/01/2023	740,000	656,498
Jackson County School District
5.500%, 03/01/2035	1,000,000	1,218,500
5.500%, 03/01/2037	990,000	1,197,564
Kansas City Land Clearance Redevelopment Authority
4.375%, 02/01/2031 (a)	1,000,000	996,680
Maryland Heights Industrial Development Authority
5.000%, 03/15/2039	1,000,000	1,000,660
		5,069,902
Nebraska - 0.94%
Central Plains Energy Project
5.000%, 09/01/2034	2,000,000	2,249,180
Nevada - 0.84%
City of Las Vegas, NV
5.000%, 09/01/2031	1,150,000	1,310,252
City of Reno, NV
5.000%, 06/01/2023	625,000	691,163
		2,001,415
New Jersey - 2.70%
Garden State Preservation Trust
5.750%, 11/01/2028	905,000	1,063,258
New Jersey Economic Development Authority
3.375%, 07/01/2030	1,000,000	972,020
5.000%, 06/15/2023	600,000	641,574
5.500%, 01/01/2027	300,000	331,929
New Jersey Higher Education Student Assistance Authority
5.000%, 12/01/2022	500,000	541,130
5.000%, 12/01/2027	750,000	847,980
New Jersey Transportation Trust Fund Authority
0.000%, 12/15/2027	1,420,000	1,064,162
0.000%, 12/15/2030	1,500,000	993,975
		6,456,028

New York - 6.78%
Build NYC Resource Corp.
5.000%, 08/01/2024	235,000	266,342
5.000%, 08/01/2026	350,000	395,783
5.000%, 08/01/2027	300,000	337,887
5.000%, 08/01/2029	200,000	222,694
New York City Housing Development Corp.
3.500%, 02/15/2048	2,250,000	2,235,555
New York City Transitional Finance Authority Future Tax Secured Revenue
5.000%, 08/01/2040	5,000,000	5,649,300
New York Liberty Development Corp.
5.250%, 10/01/2035	785,000	946,247
New York, NY
5.000%, 12/01/2037	2,000,000	2,280,940
New York State Dormitory Authority
5.000%, 03/15/2041	2,000,000	2,262,480
Port Authority of New York & New Jersey
5.000%, 09/01/2032	1,500,000	1,642,170
		16,239,398
North Carolina - 0.42%
North Carolina Medical Care Commission
3.550%, 10/01/2024	1,000,000	998,920
North Dakota - 1.07%
City of Langdon, ND
1.500%, 11/01/2019	1,500,000	1,482,465
City of Mandan, ND
2.750%, 09/01/2041	1,105,000	1,081,872
		2,564,337
Ohio - 4.84%
Akron Bath Copley Joint Township Hospital District
5.000%, 11/15/2023	300,000	324,606
City of Cleveland, OH Income Tax Revenue
5.000%, 10/01/2037	745,000	812,490
City of Dayton, OH Airport Revenue
5.000%, 12/01/2028	1,210,000	1,353,179
Cleveland-Cuyahoga County Port Authority
5.000%, 08/01/2022	500,000	542,515
County of Cuyahoga, OH
5.000%, 12/01/2023	1,000,000	1,120,120
5.500%, 02/15/2052	1,300,000	1,383,681
County of Franklin, OH
5.000%, 05/15/2027	635,000	724,186
Dayton City School District
5.000%, 11/01/2031	1,000,000	1,182,110
Highland Local School District
5.250%, 12/01/2054	1,500,000	1,648,770
Marysville Exempted Village School District
5.000%, 12/01/2029	1,180,000	1,337,400
State of Ohio
5.000%, 01/01/2033	1,000,000	1,153,540
		11,582,597

Oregon - 0.87%
Medford Hospital Facilities Authority
5.000%, 10/01/2024	450,000	493,524
Port of Portland, OR Airport Revenue
5.000%, 07/01/2042	1,000,000	1,090,460
Salem-Keizer School District No. 24J
0.000%, 06/15/2025	600,000	504,252
		2,088,236
Pennsylvania - 4.73%
Commonwealth Financing Authority
5.000%, 06/01/2034	1,000,000	1,108,320
5.000%, 06/01/2035	500,000	551,205
Delaware Valley Regional Finance Authority
2.421%, 09/01/2048	1,000,000	997,600
5.500%, 08/01/2028	2,835,000	3,370,361
Hopewell Area School District
0.000%, 09/01/2026	900,000	710,361
Pennsylvania Economic Development Financing Authority
5.000%, 06/30/2028	750,000	821,115
Pennsylvania Turnpike Commission
6.000%, 12/01/2030	625,000	772,363
6.375%, 12/01/2038	2,000,000	2,459,380
Scranton School District
5.000%, 12/01/2035	500,000	547,730
		11,338,435
Puerto Rico - 2.37%
Children's Trust Fund
5.375%, 05/15/2033	1,970,000	1,976,914
Puerto Rico Convention Center District Authority
4.500%, 07/01/2036	1,900,000	1,900,000
Puerto Rico Public Finance Corp.
6.000%, 08/01/2026	490,000	603,465
6.000%, 08/01/2026	965,000	1,188,455
		5,668,834
Rhode Island - 1.22%
Rhode Island Commerce Corp.
5.000%, 06/15/2024	500,000	565,015
Rhode Island Health & Educational Building Corp.
5.000%, 06/01/2025	500,000	559,955
Rhode Island Student Loan Authority
5.000%, 12/01/2023	905,000	985,228
5.000%, 12/01/2025	525,000	582,026
Tobacco Settlement Financing Corp.
2.250%, 06/01/2041	235,000	235,131
		2,927,355
South Carolina - 1.48%
Commission of Public Works, City of Greer
5.500%, 09/01/2032	1,000,000	1,250,000
South Carolina Ports Authority
5.250%, 07/01/2055	1,500,000	1,623,630
South Carolina Public Service Authority
5.000%, 01/01/2032	660,000	661,604
		3,535,234

Texas - 12.46%
Alamo Regional Mobility Authority
5.000%, 06/15/2039	1,335,000	1,468,019
Arlington Higher Education Finance Corp.
5.000%, 02/15/2030	1,000,000	1,120,110
City of Fort Worth, TX
5.250%, 03/01/2036	1,800,000	2,026,638
City of San Antonio, TX
5.000%, 08/01/2037	5,015,000	5,760,279
County of Harris, TX
2.423%, 08/15/2035	1,020,000	931,933
5.000%, 08/15/2034	1,000,000	1,130,020
Dallas Area Rapid Transit
5.250%, 12/01/2031	800,000	993,712
El Paso Independent School District
5.000%, 08/15/2037	1,250,000	1,399,663
Fort Bend County Levee Improvement District No. 11
3.375%, 09/01/2032	1,210,000	1,155,308
Grand Parkway Transportation Corp.
5.000%, 10/01/2038	2,000,000	2,260,020
Grapevine-Colleyville Independent School District
0.000%, 08/15/2025	555,000	465,906
Harris County-Houston Sports Authority
5.000%, 11/15/2027	500,000	552,545
Laredo Community College District
5.000%, 08/01/2029	885,000	1,004,245
New Hope Cultural Education Facilities Corp.
3.000%, 11/15/2021	30,000	30,011
5.000%, 07/01/2046	1,000,000	1,068,130
North East Independent School District
5.250%, 02/01/2030	1,025,000	1,261,222
5.250%, 02/01/2035	1,000,000	1,252,560
North Texas Tollway Authority
6.200%, 01/01/2042	1,030,000	1,217,244
State of Texas
5.500%, 08/01/2033	1,000,000	1,159,190
Tarrant County Cultural Education Facilities Finance Corp.
3.875%, 11/15/2022	1,500,000	1,490,490
Texas Municipal Gas Acquisition & Supply Corp. I
6.250%, 12/15/2026	1,810,000	2,082,405
		29,829,650
Utah - 1.59%
County of Utah
5.000%, 05/15/2041	1,500,000	1,660,905
County of Weber, UT
5.750%, 01/15/2033	565,000	638,325
University of Utah
5.000%, 08/01/2031	1,000,000	1,152,020
Utah Charter School Finance Authority
6.300%, 07/15/2032	335,000	356,725
		3,807,975
Vermont - 0.13%
Vermont Economic Development Authority
5.000%, 05/01/2021	300,000	311,847

Virginia - 0.17%
Virginia Small Business Financing Authority
4.500%, 01/01/2023	135,000	143,131
5.000%, 01/01/2027	250,000	264,908
		408,039
Washington - 5.45%
Chelan County Public Utility District No. 1
0.000%, 06/01/2026	450,000	362,421
Grays Harbor County Public Hospital District No. 1
3.000%, 08/01/2019	1,000,000	996,870
Port of Seattle, WA
5.000%, 04/01/2034	1,500,000	1,629,660
State of Washington
5.000%, 08/01/2039	5,000,000	5,702,450
Washington Health Care Facilities Authority
5.000%, 10/01/2038	1,445,000	1,576,076
5.000%, 01/01/2025	1,000,000	1,126,690
Washington State Convention Center Public Facilities District
5.000%, 07/01/2048	1,500,000	1,651,830
		13,045,997
Wisconsin - 3.17%
County of Milwaukee, WI Airport Revenue
5.000%, 12/01/2028	1,000,000	1,131,080
Plateville Redevelopment Authority
5.000%, 07/01/2022	560,000	580,871
Public Finance Authority
3.000%, 11/15/2022 (a)	1,935,000	1,935,078
5.000%, 09/30/2037	1,000,000	1,081,850
5.000%, 07/01/2038	1,000,000	1,106,250
5.250%, 05/15/2037 (a)	500,000	520,040
Wisconsin Health & Educational Facilities Authority
5.000%, 08/15/2034	1,100,000	1,236,048
		7,591,217
TOTAL MUNICIPAL BONDS (Cost $231,169,099)		231,042,688

Total Investments (Cost $231,169,099) - 96.48%		231,042,688
Other Assets in Excess of Liabilities - 3.52%		8,431,329
TOTAL NET ASSETS - 100.00%		$239,474,017

Percentages are stated as a percent of net assets.

(a)	Securities issued pursuant to Rule 144A under the Securities Act of 1933.

Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Performance Trust Mutual Funds (the "Funds") are comprised of the Performance Trust Strategic Bond Fund (the"Strategic Bond Fund") and the Performance Trust Municipal Bond Fund (the "Municipal Bond Fund"), each representing a distinct diversified series within their own invesment objectives and policies within the Trust.  The investment objective of the Strategic Bond Fund is to purchase undervalued fixed income assets and achieve investment returns through interest income and potential capital appreciation.  The investment objective of the Municipal Bond Fund is to provide a high level of current interest income that is substantially exempt from regular federal income taxes and is consistent with preservation of capital.  The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value.  The assets of the Funds are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Strategic Bond Fund became effective on August 31, 2010 and commenced investment operations on September 1, 2010. The Municipal Bond Fund became effective on June 29, 2011 and commenced operations on June 30, 2011 with respect to the Institutional Class shares.  As of the date of this report, the Retail Class shares have not commenced operations. Costs incurred by the Funds in connection with the organization and the initial public offering of shares were paid by PT Asset Management, LLC (the "Adviser").

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements.  These policies are in conformity with generally accepted accounting principles in the United States of America ("GAAP").

Investment Valuation

Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. ("NASDAQ") will be valued at the NASDAQ Official Closing Price ("NOCP"), which may not necessarly represent the last sale price.  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation.  If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the mean betweenthe bid and asked prices on such day.

U.S. government securities valued by a pricing service (a “Pricing Service”) are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Securities are valued principally using prices furnished by a pricing service. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be generally categorized as Level 3.

Asset-backed and mortgage-backed securities are priced by a Pricing Service. The fair value of the securities is estimated using various valuation techniques including models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. Additional inputs such as the security and the creditworthiness of the underlying collateral and quotes from outside brokers for the same or similar issuances are considered in developing the fair value estimate. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would generally be categorized as Level 3.

Municipal bonds are priced by a Pricing Service. The fair value of municipal bonds is generally evaluated in a manner similar to asset backed securities. A discounted cash flow methodology is employed using a benchmark yield and estimated cash flows for each bond, as well as an estimated discount for liquidity. Additional inputs such as calls of bond principal by the issuer are considered in the estimate of fair value. The extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise, they would be generally categorized as Level 3.

Other debt securities, excluding short-term instruments are valued at the mean between the closing bid and asked prices provided by a Pricing Service. If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models. Short-term debt securities such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price. Any discount or premium is accreted or amortized over the expected life of the respective securities using the interest method.

When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:

Other

Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions on the basis of identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income, less foreign withholding tax, is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Any discount or premium is accreted or amortized over the expected life of the respective securities using the interest method.

Summary of Fair Value Exposure at November 30, 2018

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2018, in valuing the Fund’s investments carried at fair value:

Performance Trust Strategic Bond Fund
	Level 1	Level 2	Level 3	Total
Fixed Income:
Asset Backed Security	$-	$5,485,172	$-	$5,485,172
Collateralized Loan Obligations	-	38,785,600	-	38,785,600
Corporate Bonds	-	130,361,195	-	130,361,195

Non-Agency Residential Mortgage Backed Securities	-	548,941,964	-	548,941,964
Non-Agency Commercial Mortgage Backed Securities	-	291,197,168	-	291,197,168
Agency Commercial Mortgage Backed Securities	-	101,497,663	-	101,497,663
Municipal Bonds	-	514,350,354	-	514,350,354
US Government Notes/Bonds	-	49,030,273	-	49,030,273
Total Fixed Income	-	1,679,649,389	-	1,679,649,389

Equity
Closed-End Mutual Funds	6,464,793	-	-	6,464,793
Total Equity	6,464,793	-	-	6,464,793
Short-Term Investments	21,059,866	-	-	21,059,866
Total Investments In Securities	$27,524,659	$1,679,649,389	$-	$1,707,174,048

Performance Trust Municipal Bond Fund

	Level 1	Level 2	Level 3	Total
Fixed Income:
Municipal Bonds	$-	$231,042,688	$-	$231,042,688
Total Fixed Income	-	231,042,688	-	231,042,688

Total Investments In Securities	$-	$231,042,688	$-	$231,042,688

For the period ended November 30, 2018, the Funds did not have significant unobservable inputs (Level 3 securities) used in determining fair value.
Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Disclosures about Derivative Instruments and Hedging Activities

The Funds did not invest in derivative securities or engage in hedging activities during the period ended November 30, 2018.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               Trust for Professional Managers

By (Signature and Title)/s/ John Buckel
  John Buckel, President

Date  1/25/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John Buckel
  John Buckel, President

Date 1/25/2019

By (Signature and Title)* /s/ Jennifer Lima
  Jennifer Lima, Treasurer

Date 1/25/2019

* Print the name and title of each signing officer under his or her signature.